DERIVATIVE LIABILITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Volatility	85.00%
Expected term (years)	10 months	18 months
Risk-free interest rate	0.64%	0.75%
Dividend yield	0.00%	0.00%
Minimum [Member]
Volatility		84.00%
Maximum [Member]
Volatility		85.00%